ORGANIZATION AND GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
NOTE 1 - ORGANIZATION AND GOING CONCERN

Crowd 4 Seeds, Inc. (the "Company") was formed on April 11, 2014 as a Nevada corporation. During 2014 the Company issued 9,054,000 shares of its common stock, for a total consideration of $20 thousand. The Company has yet to start operational or research and development activities. The Company plans to operate in the field of crowd funding and to run an online platform for investments in Israeli startup companies. This online platform would present startup companies in various fields. The Company plans to match up Israeli startups looking to raise funds with potential investors from all over the world seeking to make investments in such startups. Potential investors will be able to have access to the marketing information and legal and financial disclosures of any startup Company they would like to know more about. The current legislation in Israel for crowd funding is in process at the Israeli Parliament. The online service could be offered only following the final approval of the legislation.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company has suffered cumulative losses and negative cash flows from operations since inception. Until the Company will achieve profitability and revenues in the future it intends to finance its operation through the issuance of its shares which is uncertain at the moment. These conditions give rise to substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that may result from the outcome of this uncertainty.

Crowd 4 Seeds, Inc. (the "Company") was formed on April 11, 2014 as a Nevada corporation.

During 2014 the Company issued 9,054,000 shares of its common stock, for a total consideration of $20 thousands. The Company has yet to start operational or research and development activities. The Company plans to operate in the field of crowd funding and to run an online platform for investments in Israeli startup companies. This online platform would present startup companies in various fields. The Company plans to match up Israeli startups looking to raise funds with potential investors from all over the world seeking to make investments in such startups. Potential investors will be able to have access to the marketing information and legal and financial disclosures of any startup company they would like to know more about. The crowd funding legislation in Israel is currently in process. The online service could be offered only following the final approval of the legislation.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company has suffered cumulative losses and negative cash flows from operations since inception and has a working capital deficit as of December 31, 2015 and 2014. Until the Company achieves profitability and revenues, if ever, it intends to finance its operations through the issuance of its shares. There can be no assurance that the Company will be successful in raising additional capital through issuance of common stock. Our President intends to cover expenses incurred by the Company so long as there is no new capital investment in the Company - during such time, the Company plans to keep costs to a minimum. Our President is not obligated to cover costs incurred by the Company and there is no agreement in that regard between our President and the Company. These conditions give rise to substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that may result from the outcome of this uncertainty.